Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

HP Inc. 401(k) Plan

EIN: 94-1081436, PN: 004
Schedule H, Part IV, Line 4i—Schedule of Assets (Held at End of Year)
December 31, 2025

	(b) Identity of Issue, Borrower	(c) Description of		(e) Current
(a)	Lessor, or Similar Party	Investment	(d) Cost**	Value
Short-Term Investments:
*	Vanguard	Federal Money Market Fund		$416,616,883

Mutual Fund:
*	Dreyfus	Government Cash Management Fund		$13,097,347

Self-Directed Brokerage Account:
*	Fidelity	Self-Directed Brokerage Account		$494,489,776

Common Collective Trust Funds:
*	BlackRock	US Debt Index Fund F		$180,464,082
*	BlackRock	Russell 1000 Index Fund F		2,308,933,976
*	BlackRock	Russell 2500 Index Fund F		446,080,100
*	BlackRock	MSCI ACWI EX-US Index Fund F		254,763,205
				$3,190,241,363

Collective Investment Trust Funds:
	SEI Trust Company	Conservative Fund		$135,383,614
	SEI Trust Company	1950 Birth Date Fund		272,425,243
	SEI Trust Company	1955 Birth Date Fund		98,327,780
	SEI Trust Company	1960 Birth Date Fund		289,753,630
	SEI Trust Company	1965 Birth Date Fund		464,342,949
	SEI Trust Company	1970 Birth Date Fund		453,354,735
	SEI Trust Company	1975 Birth Date Fund		324,852,697
	SEI Trust Company	1980 Birth Date Fund		219,817,144
	SEI Trust Company	1985 Birth Date Fund		174,833,623
	SEI Trust Company	1990 Birth Date Fund		141,083,437
	SEI Trust Company	1995 Birth Date Fund		47,610,748
	SEI Trust Company	2000 Birth Date Fund		33,987,941
	SEI Trust Company	2005 Birth Date Fund		257,814
	SEI Trust Company	Short Term Bond Fund		317,481,635
	SEI Trust Company	Core Bond Fund		254,308,134
	SEI Trust Company	US Large Cap Equity Fund		2,051,603,120
	SEI Trust Company	US Small/Mid Cap Equity Fund		475,827,714
	SEI Trust Company	International Equity Fund		477,342,952
	SEI Trust Company	Real Return Bond Fund		68,966,022
	SEI Trust Company	High Yield Bond Fund		88,557,323
	SEI Trust Company	Emerging Markets Equity Fund		126,198,807
	SEI Trust Company	Global Real Estate Fund		54,952,454
				$6,571,269,516

Common Stock:
*	HP Inc.	Common Stock		$84,314,070

	Total investments, at fair value			$10,770,028,955

*	Participant Loans	Interest rates ranging from 3.50% to 9.50% and maturity dates through September 2040		$32,182,682

*	Party-in-interest.
**	Cost information is not required for participant-directed investments.